Restructuring Charges - Charges Related to the Restructuring Activities (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses				$ 6,400
Stock-based compensation expense	$ 4,785		$ 1,565	8,405	$ 5,684
Loss on Disposal of Long Lived Assets				915	0
Lease Asset Impairment		$ 900
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Stock-based compensation expense	2,965		639	4,136	2,031
Loss on Disposal of Long Lived Assets		700
General and administrative
Restructuring Cost and Reserve [Line Items]
Stock-based compensation expense	$ 1,820		$ 926	$ 4,269	$ 3,653
Loss on Disposal of Long Lived Assets		200
Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		6,448
Stock-based compensation expense		993
Loss on Disposal of Long Lived Assets		931
Lease Asset Impairment		2,580
Total Restructuring Costs		10,952
Restructuring Activities | Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		3,182
Stock-based compensation expense		123
Loss on Disposal of Long Lived Assets		749
Lease Asset Impairment		1,405
Total Restructuring Costs		5,459
Restructuring Activities | General and administrative
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		3,266
Stock-based compensation expense		870
Loss on Disposal of Long Lived Assets		182
Lease Asset Impairment		1,175
Total Restructuring Costs		$ 5,493